Introduction and overview of Group's risk management - Foreign exchange exposure on intercompany loans (Details) - Currency risk [member] - Inter Company Loans [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Nigeria, Nairas
Introduction and overview of Group's risk management
Payable to related parties	$ 2,172,230	$ 2,037,580
Rwanda, Rwanda Francs
Introduction and overview of Group's risk management
Payable to related parties	62,886	65,679
Zambia, Kwacha
Introduction and overview of Group's risk management
Payable to related parties	127,235	128,084
South Africa, Rand
Introduction and overview of Group's risk management
Payable to related parties	40,132
Brazil, Brazil Real
Introduction and overview of Group's risk management
Payable to related parties	269,976	310,047
Kuwait, Dinars
Introduction and overview of Group's risk management
Payable to related parties	9,261	8,476
United States of America, Dollars
Introduction and overview of Group's risk management
Payable to related parties	$ 244,194	$ 290,346